UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Address of principal executive offices)

 (Zip code)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies to:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: 800-320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Conestoga Small Cap Fund

ABAXIS INC.

Ticker Symbol:ABAX	Cusip Number:002567105
Record Date: 8/29/2008	Meeting Date: 10/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Clinton H. Severson, 2-R. J. Bastiani, Ph.D., 3-Henk J. Evenhuis, 4-Brenton G.A. Hanlon, 5-Prithipal Singh, Ph.D., 6-E.S. Tucker, III, M.D.	For	Issuer	For	With
2	To approve and ratify the adopton of an increase in the maximum aggregate number of shares of common stock that may be issued under Abaxis' 2005 equity incentive plan by 500,000 shares, from 4,886,000 to 5,386,000 shares.	For	Issuer	For	With
3	To ratify the appointment of Burr, Pilger & Mayer LLP as the independent registered public accounting firm of Abaxis, Inc. for fiscal year ending March 31, 2009.	For	Issuer	For	With

ADVENT SOFTWARE INC.

Ticker Symbol:ADVS	Cusip Number:007974108
Record Date: 3/20/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommended: a vote for election of the following nominees 1-John H. Scully, 2-Stephanie G. Dimarco, 3-A.Wendell G.Van Auken, Christine S.Manfredi	For	Issuer	For	With
2	To Ratify the appointment of pricewaterhousecoopers LLP as the---->>> independent registered public accounting firm of the company for the year ending December 31, 2009.	For	Issuer	For	With
3	To approve the amended and restated 2002 stock plan, and add------>>> and reserve 1,800,000 shares thereunder.	For	Issuer	For	With

ADVISORY BOARD COMPANY

Ticker Symbol:ABCO	Cusip Number:00762W107
Record Date: 7/18/2008	Meeting Date: 9/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for electin of the following nominees; 1- Marc N. Casper, 2-Peter J. Grua, 3-Kelt Kindick, 4-Robert W. Musslewhite, 5-Mark R. Neaman, 6-Leon D. Shapiro, 7-Frank J. Williams., 8-Leanne M. Zumwalt	For	Issuer	For	With
2	Ratify the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year endng March 31, 2008.	For	Issuer	For	With

ANSYS INC.

Ticker Symbol:ANSS	Cusip Number:03662Q105
Record Date: 3/13/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommended: A vote for election of the following nominees 1-Peter J.Smith, 2-Bradford C.Morley, 3-Patrick J.Zilvitis	For	Issuer	For	With
2	Ratification of selection of independent registered public-------->>> accounting firm.	For	Issuer	For	With

BLACKBAUD, INC.

Ticker Symbol:BLKB	Cusip Number:09227Q100
Record Date: 4/20/2009	Meeting Date: 6/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommended: a vote for election of the following nominees 1-George H.Ellis, 2-Andrew M.Leitch	For	Issuer	For	With
2	To approve the amended and restated certificate of incorporation-->>> of Blackbaud, Inc.	For	Issuer	For	With
3	To Ratify the appointment of pricewaterhousecoopers LLP as our---->>> independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	Issuer	For	With

BLACKBOARD INC.

Ticker Symbol:BBBB	Cusip Number:091935502
Record Date: 4/16/2009	Meeting Date: 6/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Michael L. Chasen, 2-Thomas Kalinske	For	Issuer	For	With
2	To approve amendment no. 4 to amended and restaed 2004 stock incentive plan to increase the number of shares authorized for issuance under the plan from 8,700,000 to 10,500,000 and make other specified changes.	For	Issuer	For	With
3	To ratify the selection of the company's independent registered public accounting firm.	For	Issuer	For	With
4	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.	For	Issuer	For	With

CAPELLA EDUCATION CO.

Ticker Symbol:CPLA	Cusip Number:139594105
Record Date: 3/16/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Kevin Gilligan, 2-Mark N.Greene, 3-Jody G. Miller, 4-James A.Mitchell, 5-Stephen G.Shank, 6-Andrew M.Slavitt, 7-David W.Smith, 8-Jeffrey W.Taylor, 9-Sandra E. Taylor, 10-Darrell R.Tukua	For	Issuer	For	With
2	To ratify the appointment of ernst & young LLP as the company's--->>> independent auditors for the fiscal year ending December 31, 2009	For	Issuer	For	With

CARBO CERAMICS INC.

Ticker Symbol:CRR	Cusip Number:140781105
Record Date: 3/23/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Chad C.Deaton, 2-James B. Jennings, 3-Gary A.Kolstad, 4-H.E.Lentz, JR., 5-Randy L.Limbacher, 6-William C.Morris, 7-Robert S.Rubin	For	Issuer	For	With
2	Proposal to ratify and approve the carbo ceramics Inc. omnibus---->>> incentive plan.	For	Issuer	For	With
3	Proposal to ratify the appointment of ernst & young LLP,---------->>> certified public accountants, as the company's independent registered public accounting firm for the fiscal year ending December 31, 2009	For	Issuer	For	With

COSTAR GROUP INC.

Ticker Symbol:CGSP	Cusip Number:22160N109
Record Date: 4/6/2009	Meeting Date: 6/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Michael R. Klein, 2-Andrew C. florance, 3-David Bonderman, 4-Michael J. Glosserman, 5-Warren H. Haber, 6-Josiah O. Low, III, 7-Chrisopher J. Nassetta.	For	Issuer	For	With
2	Proposal to ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2009.	For	Issuer	For	With

CURTISS-WRIGHT CORPORATION

Ticker Symbol:CW	Cusip Number:231561101
Record Date: 3/4/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominess 1-Martin R.Benante, 2-S.Marce Fuller, 3-Allen A.Kozinski, 4-Carl G.Miller, 5-William B.Mitchell, 6-John R.Myers, 7-John B.Nathman, 8-William W.Sihler, 9-Albert E.Smith	For	Issuer	For	With
2	Proposal to ratify the appointment of deloitte & touche LLP as---->>> the company's independent accountants for 2009.	For	Issuer	For	With

DIGI INTERNATIONAL INC.

Ticker Symbol:DGII	Cusip Number:253798102
Record Date: 11/28/2008	Meeting Date: 1/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Kenneth E.Millard, 2-William N.Priesmeyer	For	Issuer	For	With
2	Ratification of the appointment of pricewaterhousecoopers LLP as-->>> independent registered public accounting firm of the company for the 2009 fiscal year.	For	Issuer	For	With

EMS TECHNOLOGIES, INC.

Ticker Symbol:ELMG	Cusip Number:26873N108
Record Date: 3/13/2009	Meeting Date: 5/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Hermann Buerger, 2-Paul B.Domorski, 3-Francis J.Erbrick, 4-John R. Kreick, 5-John B.Mowell, 6-Thomas W.O'Connell, 7-Bradford W.Parkinson, 8-Norman E.Thagard, 9-John L.Woodward, JR.	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as the company's----->>> independent registered public accounting firm for the year ending December 31, 2009.	For	Issuer	For	With

FACTSET RESEARCH

Ticker Symbol:FDS	Cusip Number:303075105
Record Date: 10/20/2008	Meeting Date: 12/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Michael F. DiChristina, 2-Walter F. Siebecker, 3-Joseph R. Zimmel	For	Issuer	For	With
2	To ratify the appointment of the accounting firm of PriceWaterHouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending August 31, 2009.	For	Issuer	For	With
3	To ratify the adoption of the company's 2008 non-employee directors' stock option plan.	For	Issuer	For	With
4	To ratify the adoption of the company's 2008 employee stock purchase plan.	For	Issuer	For	With
5	To amend the company's by-laws to require advance notice to the company of stockholder nominations for election of directors and other business to be brought by stockholders before a meeting of stockholders in the manner provided by the company's by-laws.	For	Issuer	For	With

FINANCIAL FEDERAL CORP.

Ticker Symbol:FIF	Cusip Number:317492106
Record Date: 10/15/2008	Meeting Date: 12/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Lawrence B. Fisher, 2-Michael C. Palitz, 3-Paul R. Sinsheimer, 4-Leopold Swergold, 5-H.E. Timanus, Jr., 6- Michael J. Zimmerman	For	Issuer	For	With
2	Ratifying the appointment of KPMG LLP as the corporation's independent registered public accounting firm for the fiscal year ending July 31, 2009.	For	Issuer	For	With

FRANKLIN ELECTRIC CO.

Ticker Symbol:FELE	Cusip Number:353514102
Record Date: 2/20/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Jerome D.Brady, 2-David M.Wathen	For	Issuer	For	With
2	To approve the amendment and restatement of the Franklin---------->>> Electric Co.,Inc. Stock Plan.	For	Issuer	For	With
3	To ratify the appointment of deloitte & Touche, LLP as---------->>> independent registered public accounting firm for the 2009 fiscal year.	For	Issuer	For	With

II-VI

Ticker Symbol:IIVI	Cusip Number:902104108
Record Date: 9/5/2008	Meeting Date: 11/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Carl J. Johnson, 2-Thomas E. Mistler, 3-Joseph J. Corasanti	For	Issuer	For	With
2	Ratification of the audit committee's selection of Ernst & Young, LLP as the company's independent registered public accounting firm for the fiscal year ending June 30, 2009.	For	Issuer	For	With

INTEGRA LIFESCIENCES HOLDINGS CORP.

Ticker Symbol:IART	Cusip Number:457985208
Record Date: 3/31/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1A - Election of Director: Thomas J. Baltimore, Jr. 1B - Election of Director: Keith Bradley 1C - Election of Director: Richard E. Caruso 1D - Election of Director: Stuart M. Essig 1E - Election of Director: Neal Moszkowski 1F - Election of Director: Raymond G. Murphy 1G - Election of Director: Christian S. Schade 1H - Election of Director: James M. Sullivan 1I - Election of Director: Anne M. Vanlent	For	Issuer	For	With
2	Proposal to ratify the appointment of pricewaterhousecoopers LLP -->>> as the company's independent registered public accounting firm for the fiscal year 2009.	For	Issuer	For	With

INTEGRA LIFESCIENCES HOLDINGS CP.

Ticker Symbol:IART	Cusip Number:457985208
Record Date: 5/22/2008	Meeting Date: 7/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees; a-Thomas J. Baltimore, Jr., 1b-Keith Bradley, 1c-Richard E. Caruso, 1d-Stuart M. Essig, 1e-Neal Moszkowski, 1f-Christian S. Schade, 1g-James M. Sullivan, 1h-Anne M. Vanlent	For	Issuer	For	With
2	Proposal to ratify the appointment of PriceWaterHouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year 2008.	For	Issuer	For	With
3	Proposal to approve the terms of the amended and restated 2003 equity incentive plan.	For	Issuer	For	With
4	Proposal to approve an amendment to the 2003 equity incentive plan to increase the number of shres that may be issued or awarded under teh plan.	For	Issuer	For	With

K- TRON INTERNATIONAL, INC.

Ticker Symbol:KTII	Cusip Number:482730108
Record Date: 3/19/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1- Edward B. Cloues,II	For	Issuer	For	With

KENSEY NASH

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 10/21/2008	Meeting Date: 12/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Douglals G. Evans, P.E. 2-C.M. Evarts, M>D., 3-Walter R. Maupay, Jr.	For	Issuer	For	With
2	Proposal to approve the seventh amended and restated Kensey Naash Corporation employee incentive compensation plan.	For	Issuer	For	With
3	Proposal to ratify the apointment of Deloitte & Touche LLP as the independent auditors of thec company's financial statements.	For	Issuer	For	With

LANDAUER, INC.

Ticker Symbol:LDR	Cusip Number:51476K103
Record Date: 12/12/2008	Meeting Date: 2/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1- Stephen C. Mitchell, Thomas M. White	For	Issuer	For	With
2	To ratify the appointment of pricewaterhousecoopers LLP as the ---->>> independent registered public accounting firm of the company for the fiscal year ending September 30, 2009.	For	Issuer	For	With

MENTOR CORPORATION

Ticker Symbol:MNT	Cusip Number:587188103
Record Date: 7/18/2008	Meeting Date: 9/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve and adopt the agreement and lan of merger, dated as of July 9, 2008, by and mamong Mentor Corporation, Mentor International Holding, Inc. and MNT Merger Sub, Inc.	For	Issuer	For	With
2	Directors recommend: a vote for election of the following nominees, 1-Michael L. Emmons, 2-Walter W. Faster, 3-Margaret H. Jordan, 4-Joshua H. Levine, 5-Katherine S. Napier, 6-Burt E. Rosen, 7-Joseph E. Whitters.	For	Issuer	For	With
3	To approve the amendment and restatement of theMentor Corporation 2005 long-term incentive plan such that , among other things. The aggregate number of shares of the company's common stock available for grant is increased by 2,500,00o shares.	For	Issuer	For	With
4	To ratify the apointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending March 31, 2009.	For	Issuer	For	With

MORNINGSTAR, INC.

Ticker Symbol:MORN	Cusip Number:617700109
Record Date: 3/23/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The boards of Directors recommends a vote FOR the listed nominees and FOR proposals 2 and 3. Election of Directors Nominees: 1A. Joe Mansueto 1B. Don Phillips 1C. Cheryl Francis 1D. Steve Kaplan 1E. Bill Lyons 1F. Jack Noonan 1G. Frank Ptak 1H. Paul Sturm	For	Issuer	For	With

NVE CORPORATION

Ticker Symbol:NVEC	Cusip Number:629445206
Record Date: 6/13/2008	Meeting Date: 8/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Terrence W. Glarner,2-Daniel A. Baker,3-James D. Hartman,4-Patricia M. Hollister, 5-Robert H. Irish	For	Issuer	For	With
2	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2009.	For	Issuer	For	With

QUALITY SYSTEM, INC.

Ticker Symbol:QSII	Cusip Number:747582104
Record Date: 7/18/2008	Meeting Date: 9/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-George Bristol, 2-Patrick Cline, 3-Philip N. Kaplan, 4-Vincent J. Love, 5-Russell Pflueger, 6-Steven T. Plochocki, 7-sheldon Razin, Robert L Smith.	For	Issuer	For	With
2	Ratificatin of the appointment of Grant Thornton LLP as QSI's independent public accountants for the fiscal year ending March 31, 2009.	For	Issuer	For	With
3	Shareholder proposal to amend the definition of Director in QSIs bylaws.	Against	Stockholder	Against	With

RAVEN INDUSTRIES, INC.

Ticker Symbol:RAVN	Cusip Number:754212108
Record Date: 4/8/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election for the following nominees 1-Anthony W. Bour, 2-David A. Christian, 3-Thomas S. Everist, 4-Mark E. Griffin, 5-Conrad J. Hoigaard, 6- Kevin T. Kirby, 7-Cynthia H. Milligan, 8-Ronald M. Moquist, 9-Daniel A. Rykhus	For	Issuer	For	With
2	Proposal to ratify the appointment of pricewaterhousecoopers ----->>> LLP as the company's independent registered public accounting firm for the company's current fiscal year.	For	Issuer	For	With

RIMAGE CORPORATION

Ticker Symbol:RIMG	Cusip Number:766721104
Record Date: 4/2/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Bernard P. Aldrich, 2-Lawrence M. Benveniste, 3-Philip D. Hotchkiss, 4-Thomas F. Madison, 5-Steven M. Quist, 6-James L. Reissner	For	Issuer	For	With
2	To adopt the rimage corporation amended and restated 2007 stock --->>> incentive plan.	For	Issuer	For	With
3	A proposal to ratify and approve the appointment of KPMG LLP as --->>> the independent registered public accounting firm for rimage corporation for the fiscal year ending December 31, 2009.	For	Issuer	For	With

RITCHIE BROS. AUCTIONEERS INCORP.

Ticker Symbol:RBA	Cusip Number:105810999
Record Date: 3/6/2009	Meeting Date: 4/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Voting Recommendation: FOR all the nominees proposed as directors 1-Robert Waugh Murdoch 2-Peter James Blake 3-Eric Patel 4-Beverley Anne Briscoe 5-E. Baltazar Pitoniak 6-Christopher Zimmerman 7-James Michael Micali	For	Issuer	For	With
2	Appointment of KPMG LLP as auditors of the company for the -------->>> Ensuing year and authorizing the directors to fix their remuneration.	For	Issuer	For	With

ROLLINS, INC.

Ticker Symbol:ROL	Cusip Number:775711104
Record Date: 2/27/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Gary W. Rollins, 2-Henry B, Tippie, 3-Larry L. Prince*, 4-Glenn W. Rollins**	For	Issuer	For	With

SIMPSON MANUFACTURING, CO., INC.

Ticker Symbol:SSD	Cusip Number:829073105
Record Date: 2/23/2009	Meeting Date: 4/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Barclay Simpson, 2-Jennifer A. Chatman, 3-Robin G. MacGillvray	For	Issuer	For	With
2	Ratification of correction of a clerical error in the previously -->>> approved simpson manufacturing Co., Inc 1994 stock option plan.	For	Issuer	For	With
3	Ratification of the selection of pricewaterhousecoopers LLP as ---->>> independent registered public accounting firm.b	For	Issuer	For	With

SOMANETICS CORPORATION

Ticker Symbol:SMTS	Cusip Number:834445405
Record Date: 2/23/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Daniels S. Follis	For	Issuer	For	With

ST. MARY LAND & EPLORATION COMPANY

Ticker Symbol:SM	Cusip Number:792228108
Record Date: 3/23/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Barabara M. Baumann, 2-Anthony J. Best, 3-Larry W. Bickle, 4-William J. Gardiner, 5-Julio M. Quintana, 6-John M. Seidl, 7-William D. Sullivan	For	Issuer	For	With
2	Approval of the 2009 amendments to the equity incentive ---------->>> compensation plan.	For	Issuer	For	With
3	Ratification of the appointment of deloitte & touche LLP --------->>> by the audit committee as the company's independent registered public accounting firm for 2009.	For	Issuer	For	With

SUN HYDRAULICS CORP.

Ticker Symbol:SNHY	Cusip Number:866942105
Record Date: 4/17/2009	Meeting Date: 6/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of thefollowing nominees; 1-Allen J. Carlson, 2-John s. Kahler, 3-Wolfgang H. Dangel.	For	Issuer	For	With
2	Rtaification of appointment of Kirkland, Russ, Murphy & Tapp, P.A. as the independent registered certified public accounting firm of the corporation.	For	Issuer	For	With

SURMODICS, INC.

Ticker Symbol:SRDX	Cusip Number:868873100
Record Date: 12/8/2008	Meeting Date: 2/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Bruce J. Barclay, 2-Jose H. Bedoya, 3-John A. Meslow	For	Issuer	For	With
2	Set the number of directors at ten (10). --------------------->>>	For	Issuer	For	With
3	Ratify the appointment of deloitte & touche LLP as surmodics'----->>> independent registered public accounting firm firm for fiscal year 2009.	For	Issuer	For	With

TECHNE CORPORATION

Ticker Symbol:TECH	Cusip Number:878377100
Record Date: 9/12/2008	Meeting Date: 10/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nomines; 1-Thomas e. Oland, 2-Roger C. Lucas, Phh.D., 3-Howard V. O'Connell, 4-G. Arthur Herbert, 5- R.C. Steer, M.D., Ph.D., 6-Robert V. Baumgartner, 7-C.a. Dinarello, M.D., 8-K.A. Holbrook, Ph.D.	For	Issuer	For	With
2	To set the number of directors at eight.	For	Issuer	For	With

TESCO CORPORATION

Ticker Symbol:TESO	Cusip Number:88157K101
Record Date: 3/31/2009	Meeting Date: 5/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Voting Recommendation: For all the nominees proposed as directors 1-Fred J. Dyment 2-Gary L. Kott 3-Vance Miilligan,Q.C. 4-Julio M. Quintana 5-Norman W. Robertson 6-Michael W. Sutherlin 7-Clifton T. Weatherford	For	Issuer	For	With
2	To appoint pricewaterhousecoopers LLP, a national public --------->>> accounting firm, as auditors of the corporation and authorization of the directors to fix their remuneration.	For	Issuer	For	With

TMX GROUP INC.

Ticker Symbol:TMXGF	Cusip Number:87261X108
Record Date: 3/9/2009	Meeting Date: 4/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Voting Recommendation: FOR all the nominees proposed as directors 1-LUC Bertrand 2-Tullio Cedraschi 3-Raymond Chan 4-Denyse Chicoyne 5-Wayne C. Fox 6-John A. Hagg 7-Harry A. Jaako 8-Thomas A. Kloet 9-J. Spencer Lanthier 10-Jean Martel 11-John P. Mulvihill 12-Kathleen M. O'Neill 13-Gerri B. Sinclair 14-Jean Turmel 15-Laurent Verreault	For	Issuer	For	With
2	Appointment of KPMG LLP as our auditor at a remuneration to be ---->>> fixed by the directors.	For	Issuer	For	With

TYLER TECHNOLOGIES, INC.

Ticker Symbol:TYL	Cusip Number:902252105
Record Date: 3/17/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Donald R. Brattain, 2-J. Luther King, Jr., 3-John S. Marr, Jr., 4-G. Stuart Reeves, 5-Michael D. Richards, 6-Dustin R. Womble, 7-John M. Yeaman	For	Issuer	For	With
2	Ratification of ernst & young LLP as independent auditors. -------->>>	For	Issuer	For	With

WESTWOOD HOLDINGS GROUP, INC.

Ticker Symbol:WHG	Cusip Number:961765104
Record Date: 3/5/2009	Meeting Date: 4/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Susan M. Byrne, 2-Brian O. casey, 3-Tom C. Davis, 4-Richard M. Frank, 5-Robert D. Mcteer, 6-Frederick R. Meyer, 7-Jon L. Mosle, Jr., 8-Geoffrey R. Norman, 9-Raymond E. Wooldridge	For	Issuer	For	With
2	The ratification of the appointment of grant thornton LLP as ------>>> Westwood's independent auditors for the year ending December 31, 2009.	For	Issuer	For	With
3	The approval of amendments to the third amended and restated ------>>> Westwood Holdings Group, Inc. stock incentive plan.	For	Issuer	For	With

WESTWOOD HOLDINGS GROUP, INC.

Ticker Symbol:WHG	Cusip Number:961765104
Record Date: 3/5/2009	Meeting Date: 4/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1-Susan M. Byrne, 2-Brian O. casey, 3-Tom C. Davis, 4-Richard M. Frank, 5-Robert D. Mcteer, 6-Frederick R. Meyer, 7-Jon L. Mosle, Jr., 8-Geoffrey R. Norman, 9-Raymond E. Wooldridge	For	Issuer	For	With
2	The ratification of the appointment of grant thornton LLP as ------>>> Westwood's independent auditors for the year ending December 31, 2009.	For	Issuer	For	With
3	The approval of amendments to the third amended and restated ------>>> Westwood Holdings Group, Inc. stock incentive plan.	For	Issuer	For	With

WORLD ACCEPTANCE CORP.

Ticker Symbol:WRLD	Cusip Number:981419104
Record Date: 6/27/2008	Meeting Date: 8/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-A. Alexander McClean III, 2-James R. Gilreath, 3-William S. Hummers III, 4-Charles D. Way, 5-Ken R. Bramlett, Jr., 6-Mark C. Roland, 7-Darrell E. Whitaker.	For	Issuer	For	With
2	Proposal to approve the 2008 stock option plan.	For	Issuer	For	With
3	Proposal to ratify the selection of KPMG LLP as the company's indepenent registered public accounting firm.	For	Issuer	For	With

* Management Recommended Vote
Institutional Advisors LargeCap Fund

CHEVRON CORPORATION

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 4/1/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of PricewaterhouseCoopers LLP as registered public accounting firm	For	Issuer	For	With
03	Approve the Material Terms of Performance Goals For Performance-Based Awards Under the Chevron Incentive Plan	For	Issuer	For	With
04	Approve the Material Terms of Performance Goals for Performance-Based Awards under the Long-Term Incetive Plan of Chevron Corporation	For	Issuer	For	With
05	Special Stockholder Meetings	Against	Stockholder	Against	With
06	Admistory Vote on Summary Compensation Table	Against	Stockholder	Against	With
07	Greenhouse Gas Emissions	Against	Stockholder	Against	With
08	Country Selection Guidelines	Against	Stockholder	Against	With
09	Human Rights Policy	Against	Stockholder	Against	With
10	Host Country Laws	Against	Stockholder	Against	With
1A thru 1N	Election of Director: S.H. Aramacost Election of Director: L.F. Deily Election of Dorector: R.E. Denham Election of Director: R. J. Eaton Election of Director: E. Hernandez Election of Director: F.G. Jenifer Election of Director: S. Nunn Election of Director: D.J. O'Reilly Election of Director: D.B. Rice Election of Director: K.W. Sharer Election of Director: C.R. Shoemate Election of Director: R.D. Sugar Election of Director: C. Ware Election of Director: J.S. Watson	For	Issuer	For	With

EXXON MOBIL CORPORATION

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 4/6/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Election of Directors 1)M.J. Boskin 2)L.R. Faulkner 3)K.C. Frazier 4)W.W. George 5)R.C. King 6)M.C.Nelson 7)S.J. Palmisano 8)S.S.Reinemund 9)R.W. Tillerson 10)E.E. Whitacre,Jr	For	Issuer	For	With
02	Ratification of PricewaterhouseCoopersLLP as independent auditors	For	Issuer	For	With
03	Adopt Cumulative Voting	Against	Stockholder	Against	With
04	Approve Special Shareholder Meetings	Against	Stockholder	Against	With
05	Incorporate in North Dakota	Against	Stockholder	Against	With
06	Board Chairman and CEO	Against	Stockholder	Against	With
07	Shareholder Advisory Vote on Executive Compensation	Against	Stockholder	Against	With
08	Executive Compensation Report	Against	Stockholder	Against	With
09	Corporate Sponsorships Report	Against	Stockholder	Against	With
10	Amendment of EEO Policy	Against	Stockholder	Against	With
11	Greenhouse Gas Emissions Goals	Against	Stockholder	Against	With
12	Climate Change and Technology Report	Against	Stockholder	Against	With
13	Renewable Energy Policy	Against	Stockholder	Against	With

STAPLES

Ticker Symbol:SPLS	Cusip Number:855030102
Record Date: 4/13/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	To Approve an Amendment to Staples' Amended and Restated 1998 Employee Stock Purchase Plan Increasing the number of Shares of Common Stock Authorized for Issuance from 15,750,000 to 22,750,000	For	Issuer	For	With
03	To approve an Amendment to Staples' Amended and Restated International Employee Stock Purchase Plan Increasing the Number of Shares ofCommon Stock Authorized for Issuance from 1,275,000 to 2,775,000	For	Issuer	For	With
04	To Ratify the Selection by the Audit Committee of Ernst & Young LLP as Staples' Independent Registered Public Accounting firm for the Current Fiscal Year	For	Issuer	For	With
05	to Act of A Shareholder Proposal Regarding the Reincorporation of Staples, Inc in North Dakota	Against	Stockholder	Against	With
1A thru 1L	Election of Director: Basil L. Anderson Election of Director: Arthur M. Blank Election of Director: Mary Elizabeth Burton Election of Director: Justin King Election of Director: Carol Meyrowitz Election of Director: Rowland T. Moriarty Election of Director: Robert C. Nakasone Election of Director: Ronald L. Sargent Election of Director: Elizabeth A. Smith Election of Director: Robert E. Sulentic Election of Director: Vijay Vishwanath Election of Director: Paul F. Walsh	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

Chairman and Chief Executive Officer

By /s/Robert M. Mitchell

* Robert M. Mitchell

Treasurer and Chief Financial Officer

Date: August 18, 2009

*Print the name and title of each signing officer under his or her signature.